INVESTMENT IN INTELLECTUAL PROPERTY (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 02, 2017	Apr. 30, 2018	Jan. 31, 2018	Feb. 24, 2017
Impairment on Investment of Intellectual Property			10,000
Payments toward Software Development				$ 20,000
Additional software development costs		$ 26,623
Common Stock Issued for Services, Shares	500,000
Common Stock Issued for Services, Value	$ 57,500		$ 57,500
Contribution Agmt
Agreement Date		Jul. 04, 2014	Jul. 04, 2014
Common Stock Issued for Cash, Shares		100,000	100,000
Common Stock Issued for Cash, Value		$ 10,000	$ 10,000
Contribution Agmt Two
Agreement Date			Feb. 24, 2017
Common Stock Issued for Cash, Shares			20,000
Common Stock Issued for Cash, Value			$ 20,623
Contribution Agmt Three
Agreement Date			Oct. 02, 2017
Common Stock Issued for Cash, Shares			500,000
Common Stock Issued for Cash, Value			$ 57,500